LICENSE AGREEMENT AND INVESTMENT (Details)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2015 CAD shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2015 CAD
License Agreement / Commercialization Fees - 2 years dated 3/31/15
Stock issued				CAD 141,450			$ 394,000
Total | $	$ 100,000		$ 100,000
Less: Accumulated Amortization | $	9,195	$ 3,179	12,449		$ 6,358	$ 1,262,629	$ 9,120
Net June 30, 2015 | $	$ 87,551		$ 87,551
at $0.01 per share. | $ / shares	$ 0.107		$ 0.107
License agreement [Member]
License Agreement / Commercialization Fees - 2 years dated 3/31/15
Stock issued				100,000
Total								CAD 100,000
Less: Accumulated Amortization				CAD 12,449
Net June 30, 2015								CAD 87,551
Issued 2,666,667 shares of Company common stock | shares			2,666,667	2,666,667
at $0.01 per share. | $ / shares	$ 0.0375		$ 0.0375
Share value				CAD 100,000